Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 8,298
Balance at end of the period	7,983	$ 8,298
Tax [member]
Disclosure of other provisions [line items]
Balance at beginning of the period	5,038	6,717	$ 10,223
Penalties and other charges	1	7	148
New contingencies	368	178	4
Cancellation and adjustment	(247)	(44)	(98)
Contingencies added in business combinations	0	104	861
Payments	(68)	(110)	(944)
Brazil tax amnesty	0	0	(3,069)
Effect of foreign currency exchange rates	(396)	(951)	(408)
Philippines disposal	0	(863)	0
Balance at end of the period	4,696	5,038	6,717
Labor [member]
Disclosure of other provisions [line items]
Balance at beginning of the period	2,340	2,365	2,356
Penalties and other charges	249	279	56
New contingencies	465	205	115
Cancellation and adjustment	(273)	(109)	(33)
Contingencies added in business combinations	44	289	0
Payments	(401)	(20)	(76)
Effect of foreign currency exchange rates	(202)	(669)	(52)
Effect Venezuela (Note 3.3)	0	0	(1)
Balance at end of the period	2,222	2,340	2,365
Legal [member]
Disclosure of other provisions [line items]
Balance at beginning of the period	920	1,985	1,049
Penalties and other charges	94	86	121
New contingencies	128	61	170
Cancellation and adjustment	(45)	(9)	(16)
Contingencies added in business combinations	77	67	783
Payments	(44)	(251)	(80)
Brazil tax amnesty	0	0	7
Effect of foreign currency exchange rates	(65)	(135)	(47)
Effect Venezuela (Note 3.3)	0	0	(2)
Philippines disposal	0	(884)	0
Balance at end of the period	$ 1,065	$ 920	$ 1,985